Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information regarding executive pay and performance. The table below shows compensation both as reported in the Summary Compensation Table (“Summary Compensation Table Total”) for the applicable fiscal year and as “compensation actually paid” (or “CAP”) for our principal executive officer (“PEO”) and as an average of all of our other named executive officers (“Non-PEO NEOs”) for the applicable fiscal year. Both Summary Compensation Table Total pay and CAP are calculated in accordance with the requirements of Regulation S-K and may differ substantially from the manner in which the Compensation Committee and the Board make decisions regarding executive pay. For discussion of the Compensation Committee’s decisions regarding the pay of our named executive officers, see the Compensation Discussion and Analysis beginning on page 36.
The table below also shows (i) the Company’s cumulative total shareholder return (or “TSR”), (ii) the TSR of the S&P 600 Industrials Index, which we have used as our peer group for purposes of disclosure in the table below, (iii) the Company’s net income for the applicable fiscal year, and (iv) the Company’s performance with respect to a “company-selected measure” (or “CSM”) which in our assessment represents the single most important financial performance metric used to link compensation actually paid to our named executive officers for the most recently completed fiscal year to the Company’s performance. We selected Adjusted EBITDA as the CSM required for disclosure in the table below.
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on:		Net Income(3) ($)	Adjusted EBITDA(4)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)
2023	$4,808,528	$6,575,541	$1,319,010	$1,672,772	$93.95	$97.27	$135,700	$285,600
2022	$3,619,625	$4,961,332	$1,035,549	$1,246,304	$68.54	$83.81	$107,700	$227,000
2021	$962,347	$962,347	$614,361	$614,361	$90.14	$99.89	$43,800	$148,000
(1)
Amounts represent compensation “actually paid” to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Ramey Jackson	Peter Frayser, Morgan Hodges, Vic Nettie, Anselm Wong
2022	Ramey Jackson	Morgan Hodges, Vic Nettie, Scott Sannes
2021	Ramey Jackson	Morgan Hodges, Scott Sannes
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2021		2022		2023
Adjustments	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$0	$0	-$2,209,007	-$346,994	-$2,208,980	-$312,486
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$0	$0	$3,550,714	$557,749	$2,732,435	$386,534
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0	$0	$0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$0	$0	$0	$0	$1,231,704	$268,814
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$0	$0	$0	$0	$11,855	$10,900
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	$0	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0	$0	$0	$0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	$0	$0	$0	$0	$0	$0
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$0	$0	$0	$0	$0	$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$0	$0	$1,341,707	$210,756	$1,767,013	$353,762
(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P 600 Small Cap Industrials.
(3)	Dollar amounts under column (h) are shown in thousands.
(4)
Adjusted EBITDA is a non-GAAP measure. It excludes from reported GAAP results, the impact of certain items consisting of acquisition events and other non-recurring charges. Such expenses, charges, and gains are not indicative of Janus’s normal, ongoing operations, and their inclusion in results makes for more difficult comparisons between years and with peer group companies. Dollar amounts under column (i) are shown in thousands.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
Year	PEO	Non-PEO NEOs
2023	Ramey Jackson	Peter Frayser, Morgan Hodges, Vic Nettie, Anselm Wong
2022	Ramey Jackson	Morgan Hodges, Vic Nettie, Scott Sannes
2021	Ramey Jackson	Morgan Hodges, Scott Sannes

Peer Group Issuers, Footnote
(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P 600 Small Cap Industrials.

PEO Total Compensation Amount	$ 4,808,528	$ 3,619,625	$ 962,347
PEO Actually Paid Compensation Amount	$ 6,575,541	4,961,332	962,347
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2021		2022		2023
Adjustments	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$0	$0	-$2,209,007	-$346,994	-$2,208,980	-$312,486
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$0	$0	$3,550,714	$557,749	$2,732,435	$386,534
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0	$0	$0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$0	$0	$0	$0	$1,231,704	$268,814
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$0	$0	$0	$0	$11,855	$10,900
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	$0	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0	$0	$0	$0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	$0	$0	$0	$0	$0	$0
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$0	$0	$0	$0	$0	$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$0	$0	$1,341,707	$210,756	$1,767,013	$353,762

Non-PEO NEO Average Total Compensation Amount	$ 1,319,010	1,035,549	614,361
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,672,772	1,246,304	614,361
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2021		2022		2023
Adjustments	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$0	$0	-$2,209,007	-$346,994	-$2,208,980	-$312,486
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$0	$0	$3,550,714	$557,749	$2,732,435	$386,534
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0	$0	$0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$0	$0	$0	$0	$1,231,704	$268,814
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$0	$0	$0	$0	$11,855	$10,900
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	$0	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0	$0	$0	$0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	$0	$0	$0	$0	$0	$0
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$0	$0	$0	$0	$0	$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$0	$0	$1,341,707	$210,756	$1,767,013	$353,762

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Financial Performance Measures
The line graph below compares (i) the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) our Peer Group TSR, (iv) our Net Income, and (v) our Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2021, 2022 and 2023.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
As required under SEC rules, "compensation actually paid" reflects adjusted values to unvested and vested equity awards based on year-end stock prices, various accounting valuation assumptions, and projected performance achievement levels for performance stock units, but does not reflect actual amounts paid out for those awards. Actual compensation paid, as defined under SEC rules, can fluctuate due to stock price changes and varying levels of projected and actual achievement of performance goals for performance stock units.

Compensation Actually Paid vs. Net Income
Relationship Between Financial Performance Measures
The line graph below compares (i) the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) our Peer Group TSR, (iv) our Net Income, and (v) our Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2021, 2022 and 2023.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
As required under SEC rules, "compensation actually paid" reflects adjusted values to unvested and vested equity awards based on year-end stock prices, various accounting valuation assumptions, and projected performance achievement levels for performance stock units, but does not reflect actual amounts paid out for those awards. Actual compensation paid, as defined under SEC rules, can fluctuate due to stock price changes and varying levels of projected and actual achievement of performance goals for performance stock units.
The chart below shows the relationship between (i) compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs, and (ii) our net income. Net Income amounts reported in the graph are on a consolidated basis in accordance with GAAP.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Financial Performance Measures
The line graph below compares (i) the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) our Peer Group TSR, (iv) our Net Income, and (v) our Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2021, 2022 and 2023.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
As required under SEC rules, "compensation actually paid" reflects adjusted values to unvested and vested equity awards based on year-end stock prices, various accounting valuation assumptions, and projected performance achievement levels for performance stock units, but does not reflect actual amounts paid out for those awards. Actual compensation paid, as defined under SEC rules, can fluctuate due to stock price changes and varying levels of projected and actual achievement of performance goals for performance stock units.
The following chart compares (i) compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs, and (ii) our Company-Selected Measure, Adjusted EBITDA. Adjusted EBITDA amounts reported in the graph are on a consolidated basis.

Total Shareholder Return Vs Peer Group
Relationship Between Financial Performance Measures
The line graph below compares (i) the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) our Peer Group TSR, (iv) our Net Income, and (v) our Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2021, 2022 and 2023.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
As required under SEC rules, "compensation actually paid" reflects adjusted values to unvested and vested equity awards based on year-end stock prices, various accounting valuation assumptions, and projected performance achievement levels for performance stock units, but does not reflect actual amounts paid out for those awards. Actual compensation paid, as defined under SEC rules, can fluctuate due to stock price changes and varying levels of projected and actual achievement of performance goals for performance stock units.

Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measure represents the most important (and only) financial performance measure used by us to link compensation actually paid to our NEOs for the fiscal year ended December 30, 2023:
•	Adjusted EBITDA

Total Shareholder Return Amount	$ 93.95	68.54	90.14
Peer Group Total Shareholder Return Amount	97.27	83.81	99.89
Net Income (Loss)	$ 135,700,000	$ 107,700,000	$ 43,800,000
Company Selected Measure Amount	285,600,000	227,000,000	148,000,000
PEO Name	Ramey Jackson	Ramey Jackson	Ramey Jackson
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)
Adjusted EBITDA is a non-GAAP measure. It excludes from reported GAAP results, the impact of certain items consisting of acquisition events and other non-recurring charges. Such expenses, charges, and gains are not indicative of Janus’s normal, ongoing operations, and their inclusion in results makes for more difficult comparisons between years and with peer group companies. Dollar amounts under column (i) are shown in thousands.

PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,767,013	$ 1,341,707	$ 0
PEO | Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,208,980)	(2,209,007)	0
PEO | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,732,435	3,550,714	0
PEO | ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,231,704	0	0
PEO | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,855	0	0
PEO | ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	353,762	210,756	0
Non-PEO NEO | Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(312,486)	(346,994)	0
Non-PEO NEO | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	386,534	557,749	0
Non-PEO NEO | ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	268,814	0	0
Non-PEO NEO | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,900	0	0
Non-PEO NEO | ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0